CMBS Trusts (Tables)	3 Months Ended
Mar. 31, 2020
Statement of Financial Position [Abstract]
Schedule of Recognized Trusts Assets and Liabilities

The following table presents the Company’s recognized Trust’s Assets and Liabilities (in thousands):

Trust’s Assets	March 31, 2020

Mortgage loans held in variable interest entities, at fair value	$1,712,909

Accrued interest receivable	751

Trust’s Liabilities

Bonds payable held in variable interest entities, at fair value	(1,607,918)

Accrued interest payable	(558)

$105,184

Schedule of Change in Net Assets Related to Consolidated CMBS Variable Interest Entities

The following table presents “Change in net assets related to consolidated CMBS variable interest entities” (in thousands):

For the Three Months Ended March 31, 2020

Net interest earned	$1,742

Unrealized gain (loss)	(26,901)

Change in net assets related to consolidated CMBS variable interest entities	$(25,159)

Schedule of Geographies and Property Types of Collateral Underlying the CMBS Trusts as Percentage of Collateral Unpaid Principal Balance

The following tables present the geographies and property types of collateral underlying the CMBS trusts consolidated by the Company as a percentage of the collateral unpaid principal balance:

Geography	March 31, 2020
Arizona	18.25%
Florida	17.06%
Texas	12.96%
Georgia	9.25%
Washington	8.96%
Nevada	6.71%
Pennsylvania	6.62%
California	6.43%
Tennessee	3.20%
Louisiana	2.81%
Utah	2.50%
Colorado	2.43%
Oregon	1.32%
New York	1.21%
Alabama	0.28%

100.00%

Collateral Property Type	March 31, 2020
Multifamily	99.20%
Manufactured Housing	0.80%

100.00%